Patents - Costs and accumulated amortization of patents (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2013
Accounting Policies [Abstract]
Patents	$ 5,657,455	$ 5,587,790
Less: Accumulated Amortization	3,338,039	2,953,332
Patents, Net	$ 2,319,416	$ 2,634,458	$ 2,236,073
Weighted Average Life	8 years 7 months 6 days	9 years 4 months 24 days